Share-Based Compensation (Details) - Schedule of Award Activity				12 Months Ended
	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2022 JPY (¥) ¥ / shares shares	Apr. 30, 2024 JPY (¥) ¥ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 JPY (¥) ¥ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares
2019 Plan Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | (per share)
Weighted- average remaining contractual term, Granted
Aggregate intrinsic Value, Granted (in Yen and Dollars) | ¥
Number of options, Forfeited				(15,000)	(15,000)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | (per share)				¥ 2	$ 0.01
Weighted- average remaining contractual term, Forfeited
Aggregate intrinsic Value, Forfeited (in Yen and Dollars)				¥ 121.4	$ 0.8
Number of options, Outstanding Beginning	1,035,000	1,035,000	1,035,000	1,020,000	1,020,000	1,035,000	1,035,000
Weighted- average exercise price, Outstanding Beginning (in Yen per share and Dollars per share) | (per share)	¥ 2	$ 0.01	¥ 2	¥ 2	$ 0.01	¥ 2	$ 0.01
Weighted- average remaining contractual term, Outstanding Beginning	5 years 9 months 18 days	5 years 9 months 18 days	6 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
Aggregate intrinsic Value, Outstanding Beginning (in Yen and Dollars)	¥ 603	$ 3.8	¥ 603	¥ 121.4	$ 0.8	¥ 603	$ 3.8
Number of options, Vested				1,020,000	1,020,000	1,035,000	1,035,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)				¥ 2	$ 0.01	¥ 2
Weighted- average remaining contractual term, Vested				4 years 9 months 18 days	4 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)				¥ 121.4	$ 0.8	¥ 603
Number of options, Exercisable				1,020,000				1,020,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)				¥ 2				$ 0.01
Weighted- average remaining contractual term, Exercisable				4 years 9 months 18 days	4 years 9 months 18 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)				¥ 121.4				$ 0.8
2019 Trust-Type Plan [Member]
Share-Based Compensation [Line Items]
Number of options, Granted
Weighted- average exercise price, Granted (in Yen per share and Dollars per share) | (per share)
Weighted- average remaining contractual term, Granted
Number of options, Forfeited				(2,500)	(2,500)
Weighted- average exercise price, Forfeited (in Yen per share and Dollars per share) | (per share)				¥ 50	$ 0.32
Weighted- average remaining contractual term, Forfeited
Number of options, Exercised				(37,500)	(37,500)
Weighted- average exercise price,Exercised (in Yen per share and Dollars per share) | (per share)				¥ 50	$ 0.32
Weighted- average remaining contractual term, Exercised
Number of options, Outstanding Beginning	2,000,000	2,000,000	2,000,000	1,960,000	1,960,000	2,000,000	2,000,000
Weighted- average exercise price, Outstanding Beginning (in Yen per share and Dollars per share) | (per share)	¥ 50	$ 0.32	¥ 50	¥ 50	$ 0.32	¥ 50	$ 0.32
Weighted- average remaining contractual term, Outstanding Beginning	6 years 2 months 12 days	6 years 2 months 12 days	7 years 2 months 12 days	5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic Value, Outstanding Beginning (in Yen and Dollars)	¥ 555	$ 3.5	¥ 555	¥ 73.4	$ 0.5	¥ 555	$ 3.5
Number of options, Vested				1,960,000	1,960,000	2,000,000	2,000,000
Weighted- average exercise price, Vested (in Yen per share and Dollars per share) | (per share)				¥ 50	$ 0.32	¥ 50
Weighted- average remaining contractual term, Vested				5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic Value, Vested (in Yen and Dollars)				¥ 73.4	$ 0.5	¥ 555
Number of options, Exercisable	2,000,000			1,960,000		2,000,000		1,960,000
Weighted- average exercise price, Exercisable (in Yen per share and Dollars per share) | (per share)	¥ 50			¥ 50		¥ 50		$ 0.32
Weighted- average remaining contractual term, Exercisable				5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic Value, Exercisable (in Yen and Dollars)	¥ 555			¥ 73.4		¥ 555		$ 0.5